Share-based compensation (Summary of Restricted Shares Activity) (Details) - 2011 Incentive Scheme [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of restricted shares
Outstanding at the end of the period (in shares)	9,414,400
Weighted average grant-date fair value
Outstanding at the end of the period (in dollars per share)	$ 3.7997
Restricted shares
Number of restricted shares
Outstanding at the beginning of the period (in shares)	15,149,405	26,420,365	38,204,251
Granted (in shares)	2,723,629	7,888,160	4,541,086
Forfeited (in shares)	(1,943,365)	(8,661,973)	(4,554,972)
Vested (in shares)	(4,994,233)	(10,497,147)	(11,770,000)
Outstanding at the end of the period (in shares)	10,935,436	15,149,405	26,420,365
Expected to vest at the end	9,430,412
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 3.2566	$ 3.5577	$ 3.5267
Granted (in dollars per share)	1.8427	3.0435	3.9739
Forfeited (in dollars per share)	3.0494	3.7025	3.5287
Vested (in dollars per share)	3.5657	3.4862	3.6290
Outstanding at the end of the period (in dollars per share)	2.8002	$ 3.2566	$ 3.5577
Expected to vest at the end (in dollars per share)	$ 2.8289